Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock [Member]	Treasury Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
BALANCE at Dec. 31, 2012	$ 35,702,773	$ 8,643,650	$ (228,100)	$ 6,966,020	$ 17,191,740	$ 3,129,463
BALANCE, SHARES at Dec. 31, 2012		1,728,730
Net income	2,241,048				2,241,048
Other comprehensive income (loss), net	(5,847,551)					(5,847,551)
Cash dividend	(1,306,234)				(1,306,234)
BALANCE at Dec. 31, 2013	30,790,036	8,643,650	(228,100)	6,966,020	18,126,554	(2,718,088)
BALANCE, SHARES at Dec. 31, 2013		1,728,730
Net income	1,903,905				1,903,905
Other comprehensive income (loss), net	3,552,635					3,552,635
Cash dividend	(1,374,984)				(1,374,984)
BALANCE at Dec. 31, 2014	$ 34,871,592	$ 8,643,650	$ (228,100)	$ 6,966,020	$ 18,655,475	$ 834,547
BALANCE, SHARES at Dec. 31, 2014		1,728,730